Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Other investments
Schedule of other investments

	2021	2020

	US$’000
Non-current investments
Debt securities and other financial assets at fair value through other comprehensive income	162,947
Financial assets at fair value through profit or loss	2,284	2,101
Other	3,970	2,787
	169,201	4,888

Current investments
Bank deposits and other financial assets at amortized cost (*)	2,123,094	55,836
Financial assets at fair value through profit or loss	1,110	842
Equity instruments at fair value through other comprehensive income	20,254	2,298
	2,144,458	58,976